Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2022	2021	2022	2021
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$244	$82	$39,197	$12,380
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,295	910	27,434	60,408
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(82)	(89)	2,421	33,047
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(2,715)	(60)	35,121	26,320
		$(258)	$843	$104,173	$132,155